Net Income (Loss) Per Share - Schedule of Calculation of Diluted Net Income (Loss) Per Share (Details) - shares		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive securities		20,329,911	21,023,960	20,315,580	24,584,014	24,625,185	12,303,500
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive securities							10,204,880
Unvested Restricted Stock Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive securities	[1]					3,590,873	2,098,620
SAFEs [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive securities	[2]
Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive securities	[3]					5,924,582
Investor Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive securities	[4]					15,099,378
Employee Stock Purchase Plan [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive securities	[5]					10,352

[1]	Potentially dilutive securities attributable to outstanding unvested RSUs are excluded from the calculation of diluted net income per share as the effect of the incremental Common Stock would be anti-dilutive and are therefore excluded from the income loss per share calculation.
[2]	The SAFEs were not included for purposes of calculating the number of diluted shares outstanding for the year ended December 31, 2025 as the SAFEs were converted to Common Stock as of the Merger. The SAFEs were not included for purposes of calculating the number of diluted shares outstanding for the year ended December 31, 2024 as the number of dilutive shares would be based on a conversion ratio associated with the pricing of the future financing or liquidation event, which was not determinable as of December 31, 2024.
[3]	The June 2025 Amended Note contains a conversion feature that allows the investor the option to convert the June 2025 Amended Note in exchange for 2,222,222 shares of Common Stock. The March 2025 Investor Note contains a conversion feature that allows the investor the option to convert in exchange for 3,702,360 shares of Common Stock. The effect of the incremental Common Stock issuable upon a conversion of these notes would be anti-dilutive and are therefore excluded from the income loss per share calculation.
[4]	As of December 31, 2025, Fold had (1) 12,434,658 public warrants related to legacy FTAC Emerald at an exercise price of $11.50; (2) 869,565 Series A and 869,565 Series C Warrants outstanding related to the June 2025 Amended Investor Note, at an exercise price of $12.50 and $9.00, respectively; and (3) 925,590 March 2025 Warrants outstanding related to the March 2025 Investor Note at an exercise price of $15.00. These warrants are considered anti-dilutive based on Fold’s average share price for the year ended December 31, 2025 and are therefore excluded from the loss per share calculation.
[5]	Potentially dilutive securities attributable to the employee stock purchase plan are excluded from the calculation of diluted shares outstanding as of December 31, 2025, the effect of the incremental Common Stock would be anti-dilutive and therefore excluded from the income loss per share calculation.